Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® Large Cap Value Fund

July 31, 2021

FLV-QTLY-0921
1.9893830.102

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
COMMUNICATION SERVICES - 6.6%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	28,795	$807,700
Lumen Technologies, Inc.	2,372	29,579
Verizon Communications, Inc.	19,791	1,103,942
		1,941,221
Entertainment - 1.8%
Activision Blizzard, Inc.	2,904	242,832
Electronic Arts, Inc.	3,672	528,621
The Walt Disney Co. (a)	5,222	919,176
		1,690,629
Interactive Media & Services - 1.3%
Alphabet, Inc.:
Class A (a)	189	509,266
Class C (a)	253	684,218
		1,193,484
Media - 1.4%
Comcast Corp. Class A	16,247	955,811
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	667	31,302
Liberty SiriusXM Series A (a)	2,812	131,292
Liberty SiriusXM Series C (a)	2,150	99,330
News Corp. Class A	2,632	64,826
ViacomCBS, Inc. Class B	426	17,436
		1,299,997
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	3,079	68,816

TOTAL COMMUNICATION SERVICES		6,194,147

CONSUMER DISCRETIONARY - 7.5%
Automobiles - 0.3%
Ford Motor Co. (a)	20,368	284,134
Distributors - 0.3%
Genuine Parts Co.	636	80,721
LKQ Corp. (a)	3,226	163,720
		244,441
Diversified Consumer Services - 0.1%
Graham Holdings Co.	55	36,556
Service Corp. International	1,080	67,489
		104,045
Hotels, Restaurants & Leisure - 3.0%
Carnival Corp. (a)	15,045	325,724
Hilton Worldwide Holdings, Inc. (a)	1,621	213,080
Hyatt Hotels Corp. Class A (a)	2,951	235,696
International Game Technology PLC (a)	7,499	140,606
McDonald's Corp.	4,162	1,010,159
Norwegian Cruise Line Holdings Ltd. (a)	2,797	67,212
Royal Caribbean Cruises Ltd. (a)	4,969	381,967
Scientific Games Corp. Class A (a)	1,933	119,285
Travel+Leisure Co.	3,492	180,886
Wendy's Co.	6,872	159,499
		2,834,114
Household Durables - 1.7%
D.R. Horton, Inc.	4,624	441,268
Lennar Corp. Class A	2,464	259,090
Meritage Homes Corp. (a)	2,337	253,751
PulteGroup, Inc.	7,039	386,230
Toll Brothers, Inc.	1,400	82,978
TopBuild Corp. (a)	219	44,389
Whirlpool Corp.	534	118,302
		1,586,008
Internet & Direct Marketing Retail - 0.1%
eBay, Inc.	1,152	78,578
Leisure Products - 0.3%
Brunswick Corp.	1,473	153,781
Polaris, Inc.	976	127,924
		281,705
Multiline Retail - 0.9%
Dollar General Corp.	1,529	355,707
Dollar Tree, Inc. (a)	1,697	169,344
Target Corp.	1,190	310,650
		835,701
Specialty Retail - 0.8%
AutoNation, Inc. (a)	2,993	363,141
CarMax, Inc. (a)	461	61,751
Dick's Sporting Goods, Inc.	936	97,475
Foot Locker, Inc.	1,058	60,369
O'Reilly Automotive, Inc. (a)	194	117,145
		699,881
Textiles, Apparel & Luxury Goods - 0.0%
Carter's, Inc.	317	30,984

TOTAL CONSUMER DISCRETIONARY		6,979,591

CONSUMER STAPLES - 6.7%
Beverages - 1.1%
Keurig Dr. Pepper, Inc.	614	21,619
Molson Coors Beverage Co. Class B	265	12,956
PepsiCo, Inc.	1,509	236,838
The Coca-Cola Co.	12,762	727,817
		999,230
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	190	81,647
Sprouts Farmers Market LLC (a)	658	16,174
Walmart, Inc.	9,001	1,283,093
		1,380,914
Food Products - 1.8%
Archer Daniels Midland Co.	514	30,696
Bunge Ltd.	1,044	81,046
Ingredion, Inc.	229	20,108
Mondelez International, Inc.	7,959	503,486
The J.M. Smucker Co.	1,713	224,591
The Kraft Heinz Co.	8,647	332,650
Tyson Foods, Inc. Class A	6,893	492,574
		1,685,151
Household Products - 1.5%
Colgate-Palmolive Co.	3,371	267,995
Procter & Gamble Co.	8,065	1,147,085
		1,415,080
Tobacco - 0.8%
Altria Group, Inc.	3,916	188,125
Philip Morris International, Inc.	5,733	573,816
		761,941

TOTAL CONSUMER STAPLES		6,242,316

ENERGY - 6.0%
Energy Equipment & Services - 1.1%
Baker Hughes Co. Class A	492	10,450
Halliburton Co.	17,983	371,888
NOV, Inc. (a)	1,118	15,440
Schlumberger Ltd.	20,014	577,004
		974,782
Oil, Gas & Consumable Fuels - 4.9%
Chevron Corp.	11,546	1,175,498
ConocoPhillips Co.	12,408	695,592
Continental Resources, Inc.	654	22,334
Devon Energy Corp.	2,659	68,709
Diamondback Energy, Inc.	1,199	92,479
EOG Resources, Inc.	8,490	618,581
EQT Corp. (a)	3,558	65,432
Exxon Mobil Corp.	18,576	1,069,420
Hess Corp.	1,344	102,735
Kinder Morgan, Inc.	8,030	139,561
Marathon Oil Corp.	23,692	274,590
Occidental Petroleum Corp.	522	13,624
Ovintiv, Inc.	836	21,452
Pioneer Natural Resources Co.	1,555	226,050
		4,586,057

TOTAL ENERGY		5,560,839

FINANCIALS - 18.6%
Banks - 7.7%
Associated Banc-Corp.	803	15,899
Bank of America Corp.	31,658	1,214,401
Citigroup, Inc.	13,462	910,300
Citizens Financial Group, Inc.	7,770	327,583
Comerica, Inc.	2,286	156,957
East West Bancorp, Inc.	333	23,693
Eastern Bankshares, Inc.	1,735	31,664
Fifth Third Bancorp	1,524	55,306
First Republic Bank	886	172,788
Hancock Whitney Corp.	1,117	48,824
Huntington Bancshares, Inc./Ohio	9,457	133,155
JPMorgan Chase & Co.	11,542	1,751,845
KeyCorp	6,561	128,989
M&T Bank Corp.	304	40,690
PacWest Bancorp	852	33,927
PNC Financial Services Group, Inc.	2,099	382,879
Popular, Inc.	1,429	103,974
Prosperity Bancshares, Inc.	147	10,024
Regions Financial Corp.	20,679	398,071
SVB Financial Group (a)	76	41,797
Synovus Financial Corp.	653	26,708
Truist Financial Corp.	1,079	58,730
U.S. Bancorp	679	37,712
Umpqua Holdings Corp.	1,748	32,985
Wells Fargo & Co.	22,626	1,039,438
Wintrust Financial Corp.	533	38,056
		7,216,395
Capital Markets - 4.3%
Ameriprise Financial, Inc.	1,007	259,363
Bank of New York Mellon Corp.	6,505	333,902
BlackRock, Inc. Class A	129	111,865
Charles Schwab Corp.	954	64,824
Goldman Sachs Group, Inc.	1,970	738,514
Intercontinental Exchange, Inc.	1,204	144,275
Jefferies Financial Group, Inc.	10,156	337,078
Morgan Stanley	10,978	1,053,668
NASDAQ, Inc.	759	141,728
Raymond James Financial, Inc.	1,386	179,459
SEI Investments Co.	933	56,726
State Street Corp.	5,053	440,318
Stifel Financial Corp.	1,815	120,770
		3,982,490
Consumer Finance - 1.3%
Capital One Financial Corp.	4,425	715,523
OneMain Holdings, Inc.	777	47,397
SLM Corp.	12,353	232,607
Synchrony Financial	5,301	249,253
		1,244,780
Diversified Financial Services - 2.6%
Berkshire Hathaway, Inc. Class B (a)	8,559	2,381,884
Insurance - 2.6%
Allstate Corp.	2,712	352,696
American International Group, Inc.	3,578	169,418
Assurant, Inc.	60	9,469
Chubb Ltd.	1,448	244,336
Everest Re Group Ltd.	147	37,166
Fidelity National Financial, Inc.	6,542	291,839
First American Financial Corp.	5,905	397,466
Hartford Financial Services Group, Inc.	153	9,734
MetLife, Inc.	6,271	361,837
Primerica, Inc.	462	67,554
Selective Insurance Group, Inc.	710	57,759
The Travelers Companies, Inc.	976	145,346
W.R. Berkley Corp.	3,413	249,729
Willis Towers Watson PLC	180	37,094
		2,431,443
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	6,939	81,741

TOTAL FINANCIALS		17,338,733

HEALTH CARE - 17.9%
Biotechnology - 1.9%
Amgen, Inc.	365	88,162
Biogen, Inc. (a)	1,083	353,849
Gilead Sciences, Inc.	12,313	840,855
Incyte Corp. (a)	806	62,344
Regeneron Pharmaceuticals, Inc. (a)	565	324,655
Sage Therapeutics, Inc. (a)	292	12,769
United Therapeutics Corp. (a)	505	91,875
		1,774,509
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	3,058	369,957
Baxter International, Inc.	3,182	246,128
Boston Scientific Corp. (a)	3,337	152,167
Danaher Corp.	2,974	884,735
Hill-Rom Holdings, Inc.	1,769	244,936
Hologic, Inc. (a)	1,462	109,708
Medtronic PLC	6,584	864,545
Quidel Corp. (a)	312	44,139
Zimmer Biomet Holdings, Inc.	742	121,258
		3,037,573
Health Care Providers & Services - 4.5%
Amedisys, Inc. (a)	87	22,674
Anthem, Inc.	2,293	880,535
Cardinal Health, Inc.	1,531	90,911
Centene Corp. (a)	539	36,981
Cigna Corp.	855	196,214
CVS Health Corp.	10,422	858,356
Encompass Health Corp.	350	29,138
Humana, Inc.	36	15,331
Laboratory Corp. of America Holdings (a)	623	184,501
Quest Diagnostics, Inc.	241	34,174
Select Medical Holdings Corp.	3,083	121,624
UnitedHealth Group, Inc.	4,044	1,667,018
Universal Health Services, Inc. Class B	403	64,645
		4,202,102
Health Care Technology - 0.2%
Veeva Systems, Inc. Class A (a)	519	172,676
Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	3,401	521,135
Bio-Rad Laboratories, Inc. Class A (a)	229	169,348
Illumina, Inc.(a)	339	168,059
PerkinElmer, Inc.	336	61,229
QIAGEN NV (a)	430	22,700
Thermo Fisher Scientific, Inc.	1,618	873,736
		1,816,207
Pharmaceuticals - 6.1%
AstraZeneca PLC sponsored ADR	246	14,081
Bristol-Myers Squibb Co.	16,065	1,090,332
Johnson & Johnson	13,916	2,396,331
Merck & Co., Inc.	11,869	912,370
Organon & Co.	6,369	184,765
Pfizer, Inc.	22,961	982,960
Viatris, Inc.	8,262	116,246
		5,697,085

TOTAL HEALTH CARE		16,700,152

INDUSTRIALS - 11.0%
Aerospace & Defense - 2.3%
Curtiss-Wright Corp.	1,672	197,798
General Dynamics Corp.	388	76,060
Lockheed Martin Corp.	198	73,591
Moog, Inc. Class A	2,619	203,942
Northrop Grumman Corp.	878	318,732
Parsons Corp. (a)	2,498	96,473
Raytheon Technologies Corp.	4,519	392,927
Teledyne Technologies, Inc. (a)	1,005	455,034
Textron, Inc.	1,970	135,950
The Boeing Co. (a)	909	205,870
		2,156,377
Air Freight & Logistics - 0.1%
FedEx Corp.	272	76,146
XPO Logistics, Inc. (a)	143	19,833
		95,979
Airlines - 0.2%
Southwest Airlines Co. (a)	3,246	163,988
Building Products - 0.6%
Carrier Global Corp.	1,247	68,897
Fortune Brands Home & Security, Inc.	143	13,938
Johnson Controls International PLC	5,314	379,526
Simpson Manufacturing Co. Ltd.	350	39,368
UFP Industries, Inc.	1,232	91,488
		593,217
Commercial Services & Supplies - 0.9%
Clean Harbors, Inc. (a)	1,008	95,760
Republic Services, Inc.	4,914	581,621
Waste Management, Inc.	898	133,137
		810,518
Construction & Engineering - 0.6%
EMCOR Group, Inc.	2,508	305,499
Quanta Services, Inc.	2,339	212,615
		518,114
Electrical Equipment - 1.4%
Acuity Brands, Inc.	107	18,766
AMETEK, Inc.	917	127,509
Eaton Corp. PLC	3,625	572,931
Emerson Electric Co.	2,367	238,807
Hubbell, Inc. Class B	460	92,212
nVent Electric PLC	6,711	212,135
Regal Beloit Corp.	75	11,042
Rockwell Automation, Inc.	236	72,551
		1,345,953
Industrial Conglomerates - 1.6%
3M Co.	83	16,429
General Electric Co.	37,791	489,393
Honeywell International, Inc.	2,560	598,502
Roper Technologies, Inc.	738	362,609
		1,466,933
Machinery - 1.6%
AGCO Corp.	2,293	302,928
Allison Transmission Holdings, Inc.	547	21,831
Caterpillar, Inc.	3,066	633,896
Cummins, Inc.	497	115,354
Deere & Co.	997	360,505
PACCAR, Inc.	83	6,888
Parker Hannifin Corp.	217	67,711
		1,509,113
Professional Services - 0.5%
CACI International, Inc. Class A (a)	1,043	278,439
IHS Markit Ltd.	879	102,702
Leidos Holdings, Inc.	308	32,777
Manpower, Inc.	839	99,489
		513,407
Road & Rail - 1.2%
CSX Corp.	7,411	239,524
Norfolk Southern Corp.	1,093	281,808
Old Dominion Freight Lines, Inc.	61	16,418
Ryder System, Inc.	443	33,734
Schneider National, Inc. Class B	4,416	99,095
Union Pacific Corp.	1,220	266,887
Werner Enterprises, Inc.	3,303	150,980
		1,088,446
Trading Companies & Distributors - 0.0%
MSC Industrial Direct Co., Inc. Class A	202	18,012

TOTAL INDUSTRIALS		10,280,057

INFORMATION TECHNOLOGY - 11.2%
Communications Equipment - 1.7%
Ciena Corp. (a)	4,177	242,851
Cisco Systems, Inc.	20,898	1,157,122
Juniper Networks, Inc.	4,898	137,830
		1,537,803
Electronic Equipment & Components - 0.3%
Avnet, Inc.	414	17,106
National Instruments Corp.	3,525	155,488
SYNNEX Corp.	309	36,938
Vontier Corp.	2,689	86,989
		296,521
IT Services - 3.0%
Alliance Data Systems Corp.	538	50,169
Amdocs Ltd.	5,055	389,791
Automatic Data Processing, Inc.	1,205	252,604
Cognizant Technology Solutions Corp. Class A	1,081	79,486
DXC Technology Co. (a)	4,319	172,674
Fidelity National Information Services, Inc.	1,019	151,882
FleetCor Technologies, Inc. (a)	859	221,811
Gartner, Inc. (a)	268	70,948
Global Payments, Inc.	1,264	244,470
GoDaddy, Inc. (a)	551	46,201
IBM Corp.	5,120	721,715
PayPal Holdings, Inc. (a)	518	142,725
SolarWinds, Inc. (a)	1,255	14,106
The Western Union Co.	4,375	101,544
Twilio, Inc. Class A (a)	408	152,425
		2,812,551
Semiconductors & Semiconductor Equipment - 3.2%
Broadcom, Inc.	272	132,029
Cirrus Logic, Inc. (a)	1,859	153,535
Intel Corp.	25,634	1,377,058
Micron Technology, Inc.	580	44,996
NVIDIA Corp.	720	140,393
NXP Semiconductors NV	415	85,652
Qualcomm, Inc.	3,181	476,514
Texas Instruments, Inc.	3,034	578,341
		2,988,518
Software - 2.7%
Adobe, Inc. (a)	306	190,219
Black Knight, Inc. (a)	4,061	336,291
Box, Inc. Class A (a)	9,220	220,542
Citrix Systems, Inc.	1,831	184,473
Dropbox, Inc. Class A (a)	15,404	485,072
FireEye, Inc. (a)	8,687	175,477
Salesforce.com, Inc. (a)	1,368	330,960
SS&C Technologies Holdings, Inc.	3,032	237,678
Synopsys, Inc. (a)	762	219,448
Workday, Inc. Class A (a)	687	161,033
		2,541,193
Technology Hardware, Storage & Peripherals - 0.3%
NetApp, Inc.	2,351	187,116
Seagate Technology Holdings PLC	918	80,692
		267,808

TOTAL INFORMATION TECHNOLOGY		10,444,394

MATERIALS - 4.2%
Chemicals - 2.0%
CF Industries Holdings, Inc.	4,311	203,695
Corteva, Inc.	9,505	406,624
Dow, Inc.	5,250	326,340
DuPont de Nemours, Inc.	5,227	392,286
Eastman Chemical Co.	1,966	221,608
NewMarket Corp.	166	52,441
Olin Corp.	4,969	233,692
		1,836,686
Construction Materials - 0.2%
Eagle Materials, Inc.	173	24,448
Vulcan Materials Co.	1,233	221,928
		246,376
Containers & Packaging - 0.5%
Berry Global Group, Inc. (a)	745	47,896
International Paper Co.	4,022	232,311
WestRock Co.	3,116	153,338
		433,545
Metals & Mining - 1.5%
Alcoa Corp. (a)	7,296	292,934
Freeport-McMoRan, Inc.	15,718	598,856
Hecla Mining Co.	19,858	132,850
Reliance Steel & Aluminum Co.	2,332	366,474
		1,391,114

TOTAL MATERIALS		3,907,721

REAL ESTATE - 4.7%
Equity Real Estate Investment Trusts (REITs) - 4.6%
American Homes 4 Rent Class A	7,062	296,604
American Tower Corp.	506	143,097
Apartment Income (REIT) Corp.	5,122	269,622
Brixmor Property Group, Inc.	1,026	23,619
Camden Property Trust (SBI)	628	93,817
Corporate Office Properties Trust (SBI)	2,067	60,852
Crown Castle International Corp.	1,142	220,509
Equity Commonwealth	2,423	63,701
First Industrial Realty Trust, Inc.	2,933	160,670
Gaming & Leisure Properties	953	45,115
Healthcare Realty Trust, Inc.	3,601	114,800
Hudson Pacific Properties, Inc.	1,218	33,203
Invitation Homes, Inc.	3,139	127,695
JBG SMITH Properties	2,375	77,496
Kilroy Realty Corp.	1,491	103,282
Life Storage, Inc.	2,015	236,480
National Storage Affiliates Trust	2,928	158,610
Potlatch Corp.	1,451	75,365
Prologis (REIT), Inc.	3,319	424,965
PS Business Parks, Inc.	640	98,349
Public Storage	1,102	344,353
Realty Income Corp.	3,490	245,312
Rexford Industrial Realty, Inc.	512	31,498
SBA Communications Corp. Class A	829	282,681
Stag Industrial, Inc.	2,873	118,712
Terreno Realty Corp.	616	42,110
Ventas, Inc.	1,312	78,431
Weyerhaeuser Co.	10,157	342,596
		4,313,544
Real Estate Management & Development - 0.1%
eXp World Holdings, Inc.	1,114	40,015
Howard Hughes Corp. (a)	342	31,707
Jones Lang LaSalle, Inc. (a)	115	25,596
		97,318

TOTAL REAL ESTATE		4,410,862

UTILITIES - 3.0%
Electric Utilities - 2.1%
American Electric Power Co., Inc.	378	33,309
Duke Energy Corp.	3,258	342,448
Entergy Corp.	254	26,142
Hawaiian Electric Industries, Inc.	4,422	191,649
IDACORP, Inc.	1,345	141,830
NextEra Energy, Inc.	8,564	667,136
NRG Energy, Inc.	2,329	96,048
OGE Energy Corp.	1,536	51,840
Portland General Electric Co.	4,240	207,336
PPL Corp.	1,606	45,562
Southern Co.	2,577	164,593
		1,967,893
Multi-Utilities - 0.9%
Ameren Corp.	459	38,519
DTE Energy Co.	127	14,900
MDU Resources Group, Inc.	7,442	236,060
NiSource, Inc.	1,712	42,406
Public Service Enterprise Group, Inc.	1,925	119,793
Sempra Energy	1,004	131,173
WEC Energy Group, Inc.	2,425	228,290
		811,141

TOTAL UTILITIES		2,779,034

TOTAL COMMON STOCKS
(Cost $79,094,542)		90,837,846

Money Market Funds - 2.4%
Fidelity Cash Central Fund 0.06% (b)
(Cost $2,223,515)	2,223,071	2,223,515
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $81,318,057)		93,061,361
NET OTHER ASSETS (LIABILITIES) - 0.2%(c)		231,894
NET ASSETS - 100%		$93,293,255

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	11	Sept. 2021	$2,414,225	$64,060	$64,060

The notional amount of futures purchased as a percentage of Net Assets is 2.6%

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Includes $121,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$184
Total	$184

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$3,800,863	$7,627,489	$9,204,837	$--	$--	$2,223,515	0.0%
Total	$3,800,863	$7,627,489	$9,204,837	$--	$--	$2,223,515

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market. Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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